INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY

8. INVENTORY

	December 31, 2021	December 31, 2020	December 31, 2019
Finished goods	$3,017,363	$1,155,871	$-
Parts	373,459	77,748	48,653
	$3,390,822	$1,233,619	$48,653

During the year ended December 31, 2021, $3,420,713 (2020: $2,257,797 2019: $118,826) of inventory was sold and recognized in cost of sales. During the year ended December 31, 2021, the Company recorded an allowance to value its inventory for obsolete and slow-moving inventory, recognizing an expense in cost of sales of $nil (2020: $23,955, 2019: $nil).

	December 31, 2021	December 31, 2020	December 31, 2019
Inventory	$3,420,713	$2,257,797	$118,626
Consulting and services	679,345	164,119	86,280
Other	310,719	181,995	13,894
	$4,410,777	$2,603,911	$218,800